SCHEDULE OF DISCLOSURE OF INDIVIDUAL FINANCIAL INFORMATION (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
IfrsStatementLineItems [Line Items]
Current assets	$ 14,716,800	$ 22,236,114
Non-current assets	6,084,898	735,574
Total assets	20,801,698	22,971,688	$ 15,632,979
Current liabilities	3,811,719	1,405,381
Non-current liabilities	558,908	33,272	242,800
Total liabilities	4,370,627	1,438,653	1,640,372
Share Capital Reserves	155,138,636	153,574,974	140,111,073
Other reserves	11,498,651	11,033,279	9,928,571
Retained earnings	(150,206,216)	(143,075,218)	(136,047,037)	$ (129,737,550)
Total equity	16,431,071	21,533,035	13,992,607	$ 1,771,206
Parent [member]
IfrsStatementLineItems [Line Items]
Current assets	5,022,689	21,809,918	11,646,391
Non-current assets	5,815,118	2,011,338	345,236
Total assets	10,837,807	23,821,256	11,991,627
Current liabilities	2,270,626	1,317,378	10,095,549
Non-current liabilities	589,745	7,694,668	1,117,947
Total liabilities	2,860,371	9,012,046	11,213,496
Share Capital Reserves	155,138,636	153,574,974	140,111,073
Other reserves	(117,131)	(117,131)	(117,131)
Share-based payments	8,937,157	8,499,649	6,184,391
Retained earnings	(155,981,226)	(147,148,282)	(145,400,202)
Total equity	7,977,436	14,809,210	778,131
Profit/(Loss) for the year	$ (8,833,064)	$ (1,601,672)	$ (8,816,667)